INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Balance at the beginning of the year	$ 1,419,296
Participation in the profit or loss of the period	2,177,116	$ 4,002,967	$ 4,041,190
Participation in Other Comprehensive Income	562,527	(3,162,875)	452,759
Dividends declared	(2,040,507)	(669,795)	(2,073,675)
Year-end balance	1,288,641	1,419,296
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year	1,419,296	1,170,435	1,029,243
Acquisitions	2,433	7,267	4,539
Participation in the profit or loss of the period	373,402	371,127	298,705
Participation in Other Comprehensive Income	(35,892)	81,730	(846)
Dividends declared	(363,466)	(301,895)	(225,844)
Liquidated entity	(282)
Exchange difference	(106,850)	90,632	63,654
Realization of Other Comprehensive Income			1,059
Dilution effect			(75)
Year-end balance	$ 1,288,641	$ 1,419,296	$ 1,170,435